Accounts payable - Detailed Information about Accounts Payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent
Trade and related parties	$ 168	$ 2,145	$ 204
Advances to customers	1,470
Guarantee deposits	17	13	8
Payables with partners of JO	0	0	0
Miscellaneous	0	29	73
Total, noncurrent account payable	1,655	2,187	285
Current
Trade and related parties	44,655	40,667	38,704
Advances to customers	1,325
Guarantee deposits	441	482	467
Payables with partners of JO	122	9	78
Miscellaneous	828	437	317
Total, current account payable	$ 47,371	$ 41,595	$ 39,566